Quarterly Holdings Report
for
Fidelity® Inflation-Protected Bond Index Fund
September 30, 2024
PIB-NPRT3-1124
1.939225.112
U.S. Treasury Obligations - 99.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.34 to 1.97	124,254,900	94,920,220
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.13 to 1.59	130,417,100	91,787,041
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 1.69	119,788,800	97,401,586
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.43 to 1.98	86,153,300	94,710,955
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.53 to 2.77	109,550,400	127,237,706
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.50 to 2.01	140,133,100	149,784,512
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.38 to 2.14	93,483,200	97,921,343
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.48 to 2.46	46,604,100	51,606,674
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.42 to 2.65	50,239,000	52,710,217
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	10,472,400	10,690,886
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.40	121,372,700	149,554,200
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.28	79,244,500	75,887,745
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	-1.54 to 2.43	57,205,100	86,604,398
US Treasury Bonds Inflation-Indexed 2% 1/15/2026	2.40 to 2.73	46,324,000	73,290,817
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.56 to 1.55	51,514,900	78,300,804
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.59 to 2.33	45,139,100	67,899,509
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.41	120,374,500	128,407,145
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.79 to 2.10	107,533,700	170,499,251
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.47 to 1.74	101,044,800	154,424,273
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 2.55	11,546,500	23,125,296
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.54 to 3.04	122,692,900	255,758,247
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.34 to 2.51	54,061,700	114,190,744
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.27 to 2.48	223,661,100	255,199,746
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.09 to 1.43	226,713,300	251,801,119
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 1.80	282,019,200	289,337,133
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025	-2.19 to 2.77	194,031,400	230,656,954
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.85 to 1.62	245,705,600	275,052,364
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.97 to 2.23	155,051,100	180,816,887
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.06	287,541,400	308,422,722
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-2.04 to 1.00	128,812,700	164,789,838
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.20 to 2.17	247,401,600	282,326,229
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	289,794,000	311,236,205
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.35 to 1.85	213,571,500	249,240,086
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.71 to 1.25	184,779,000	233,794,991
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.65 to 2.12	197,324,600	246,765,472
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.69	241,823,800	298,628,303
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	-1.91 to 1.72	266,270,200	345,742,059
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.73	361,035,100	366,116,683
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.56 to 1.77	185,953,500	227,891,950
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.44 to 1.81	143,324,300	174,337,441
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 1.76	306,548,400	312,458,816
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.83 to 2.29	168,138,600	174,688,922
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	325,367,100	332,325,929
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.57 to 2.49	219,603,700	234,749,718
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	341,219,400	353,201,750
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 1.82	245,884,500	252,593,155
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	2.08 to 2.29	243,430,600	254,484,460
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.74 to 2.43	291,537,800	310,999,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,553,255,599)			9,164,371,689

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,766,113)	4.89	1,765,760	1,766,113

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,555,021,712)	9,166,137,802
NET OTHER ASSETS (LIABILITIES) - 0.1%	9,414,448
NET ASSETS - 100.0%	9,175,552,250

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,490,620	583,105,434	582,831,102	483,991	1,161	-	1,766,113	0.0%
Fidelity Securities Lending Cash Central Fund	-	466,537,435	466,537,435	5,234	-	-	-	0.0%
Total	1,490,620	1,049,642,869	1,049,368,537	489,225	1,161	-	1,766,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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